Investments in Associates - Additional Information (Details) € in Millions, shares in Millions, ₨ in Billions																					12 Months Ended
	Feb. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 23, 2019 INR (₨)	Dec. 21, 2019 USD ($)	Dec. 21, 2019 INR (₨)	Dec. 20, 2019	Dec. 17, 2019	Dec. 16, 2019 USD ($)	Dec. 16, 2019 INR (₨)	Dec. 09, 2019 USD ($)	Jun. 28, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 18, 2019 USD ($)	Jan. 15, 2019 USD ($) shares	Jan. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 05, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 21, 2019 INR (₨)	May 17, 2019 USD ($)	Jan. 04, 2019 USD ($)
Disclosure of associates [line items]
Total carrying value																					$ 1,148,200,000
Fair value of investments in associates																					530,000,000
Consideration paid																	$ (561,500,000)	$ (670,500,000)
Share of profit (loss) of associates																					169,600,000			$ 221,100,000
Proceeds from issue of bonds																					3,618,700,000			(10,743,000,000)
Net gains (losses) on investments																					1,716,200,000			252,900,000
Investments in associates																					4,820,000,000			4,863,000,000
Sales of investments in associates																					323,800,000			$ 444,800,000
Thai Re Public Company Limited
Disclosure of associates [line items]
Non-cash impairment charge																					$ 7,500,000
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage																					49.00%	49.00%	49.00%
Share of profit (loss) of associates				$ 350,900,000
KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Total carrying value																					$ 0
Share of profit (loss) of associates																					57,000,000		€ 53.6
Distributions and dividends received from associates																					169,400,000		€ 150.0
Quess
Disclosure of associates [line items]
Ownership percentage												31.80%
Seaspan Corporation
Disclosure of associates [line items]
Consideration paid																					1,000,000,000
Net realized gains (losses)																$ 63,500,000
Realized gain on derivatives																107,600,000
Net change in unrealized gains (losses)																44,100,000
EXCO Resources, Inc
Disclosure of associates [line items]
Fair value of investments in associates													$ 220,900,000
Ownership percentage													42.80%
Share of profit (loss) of associates													$ 296,300,000
Net realized gains (losses)													(179,300,000)
Net change in unrealized gains (losses)													$ 117,000,000
IIFL Holdings Limited
Disclosure of associates [line items]
Share of profit (loss) of associates														$ 172,900,000
IIFL Wealth Management Limited
Disclosure of associates [line items]
Fair value of investments in associates														$ 255,600,000
Ownership percentage														19.00%
IIFL Securities Limited
Disclosure of associates [line items]
Fair value of investments in associates														$ 121,900,000
Ownership percentage														35.40%
IIFL Finance Limited
Disclosure of associates [line items]
Ownership percentage														35.40%
CSB Bank Limited (Fomerly, Catholic Syrian Bank Ltd.)
Disclosure of associates [line items]
Ownership percentage																								49.70%
Maximum percentage of voting rights allowed to be owned																								26.00%
Anchorage Infrastructure Investments Holdings Limited
Disclosure of associates [line items]
Sale of interest in associates, percentage										12.00%	12.00%
Sales of investments in associates										$ 133,000,000	₨ 9.5
Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage										54.00%	54.00%
Anchorage Infrastructure Investments Holdings Limited | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage									44.00%
European Run-off
Disclosure of associates [line items]
Total carrying value																					368,800,000
Fair value of investments in associates																					430,500,000
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Value of shares committed to be issued				91,000,000	₨ 6.5
Investment, value of company				$ 858,000,000	₨ 61.2
Brit
Disclosure of associates [line items]
Percentage of economic interests acquired																				11.20%
Consideration paid																				$ 251,800,000
Brit | Ambridge Partners LLC
Disclosure of associates [line items]
Percentage of economic interests acquired															50.00%
Consideration paid															$ 46,600,000
Share of profit (loss) of associates															$ 10,400,000
Grivalia Properties
Disclosure of associates [line items]
Total carrying value																								$ 68,500,000		$ 68,500,000
Seaspan Corporation
Disclosure of associates [line items]
Gain (loss) on modification of charter arrangement																					227,000,000
Thomas Cook India | Quess
Disclosure of associates [line items]
Non-cash impairment charge												$ 190,600,000
Ownership percentage												48.60%
IIFL Holdings Limited | IIFL Wealth Management Limited
Disclosure of associates [line items]
Ownership percentage														53.30%
Fairfax India | Sanmar Chemicals Group
Disclosure of associates [line items]
Share of profit (loss) of associates						$ 156,500,000
Net change in unrealized gains (losses)						107,800,000
Bonds issued						300,000,000
Proceeds from issue of bonds						433,900,000	₨ 30.8
Net gains (losses) on investments						48,800,000
Fairfax India | CSB Bank Limited (Fomerly, Catholic Syrian Bank Ltd.)
Disclosure of associates [line items]
Consideration paid																					$ 81,000,000
Fairfax India | Seven Islands Shipping Limited
Disclosure of associates [line items]
Percentage of economic interests acquired																					48.50%
Consideration paid																					$ 83,800,000	₨ 5.8
Consolidated Infrastructure Group (CIG)
Disclosure of associates [line items]
Fair value of investments in associates																											$ 42,800,000
Minimum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																					50.00%	50.00%	50.00%
Maximum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																					90.00%	90.00%	90.00%
Tranche 2 debentures and warrants | Seaspan Corporation
Disclosure of associates [line items]
Consideration paid																$ 250,000,000
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants | Seaspan Corporation
Disclosure of associates [line items]
Consideration paid																			$ 250,000,000
Number of securities called by warrants or rights | shares																38.5
Insurance and reinsurance companies | Thai Re Public Company Limited
Disclosure of associates [line items]
Total carrying value																					$ 43,300,000			53,100,000
Fair value of investments in associates																					$ 43,300,000			$ 53,100,000
Ownership percentage																					47.10%	47.10%	47.10%	47.10%
Share of profit (loss) of associates																					$ (15,000,000)			$ (52,400,000)
Investments in associates																					43,300,000			53,100,000
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Total carrying value																					0			3,400,000
Fair value of investments in associates																					$ 122,300,000			$ 3,400,000
Ownership percentage																					49.00%	49.00%	49.00%	49.00%
Share of profit (loss) of associates																					$ (7,600,000)			$ (6,800,000)
Investments in associates																					0			3,400,000
Insurance and reinsurance companies | Ambridge Partners LLC
Disclosure of associates [line items]
Total carrying value																					46,700,000			55,200,000
Fair value of investments in associates																					$ 46,600,000			$ 55,200,000
Ownership percentage																					0.00%	0.00%	0.00%	0.00%
Share of profit (loss) of associates																					$ 7,900,000			$ 2,800,000
Investments in associates																					46,700,000			55,200,000
Non-insurance companies
Disclosure of associates [line items]
Total carrying value																								93,100,000
Non-insurance companies | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Total carrying value																					99,000,000			247,300,000
Fair value of investments in associates																					$ 99,000,000			$ 246,700,000
Ownership percentage																					0.00%	0.00%	0.00%	0.00%
Share of profit (loss) of associates																					$ 49,800,000			$ 118,600,000
Investments in associates																					99,000,000			247,300,000
Non-insurance companies | Quess
Disclosure of associates [line items]
Total carrying value																					704,100,000			1,044,600,000
Fair value of investments in associates																					$ 332,100,000			$ 672,500,000
Ownership percentage																					33.20%	33.20%	33.20%	48.80%
Share of profit (loss) of associates																					$ (183,200,000)			$ 8,400,000
Investments in associates																					704,100,000			1,044,600,000
Non-insurance companies | Seaspan Corporation
Disclosure of associates [line items]
Total carrying value																					626,900,000			276,800,000
Fair value of investments in associates																					$ 994,500,000			$ 300,800,000
Ownership percentage																					32.50%	32.50%	32.50%	21.80%
Share of profit (loss) of associates																					$ 83,800,000			$ 8,800,000
Investments in associates																					626,900,000			276,800,000
Non-insurance companies | EXCO Resources, Inc
Disclosure of associates [line items]
Total carrying value																					243,200,000
Fair value of investments in associates																					$ 238,200,000
Ownership percentage																					43.30%	43.30%	43.30%
Share of profit (loss) of associates																					$ 21,600,000
Investments in associates																					243,200,000
Non-insurance companies | IIFL Holdings Limited
Disclosure of associates [line items]
Total carrying value																								423,400,000
Fair value of investments in associates																								$ 818,300,000
Ownership percentage																								35.40%
Share of profit (loss) of associates																								$ 45,300,000
Investments in associates																								106,200,000
Non-insurance companies | IIFL Securities Limited
Disclosure of associates [line items]
Total carrying value																					121,100,000
Fair value of investments in associates																					$ 65,000,000
Ownership percentage																					35.40%	35.40%	35.40%
Share of profit (loss) of associates																					$ 1,600,000
Investments in associates																					30,800,000
Non-insurance companies | IIFL Finance Limited
Disclosure of associates [line items]
Total carrying value																					223,600,000
Fair value of investments in associates																					$ 221,400,000
Ownership percentage																					35.40%	35.40%	35.40%
Share of profit (loss) of associates																					$ 198,900,000
Investments in associates																					56,400,000
Non-insurance companies | Sanmar Chemicals Group
Disclosure of associates [line items]
Total carrying value						198,000,000															178,700,000				₨ 14.1
Fair value of investments in associates																					$ 412,900,000
Ownership percentage								30.00%													42.90%	42.90%	42.90%
Share of profit (loss) of associates						156,500,000															$ 0
Net change in unrealized gains (losses)						107,700,000
Bonds issued						300,000,000
Proceeds from issue of bonds						425,500,000	₨ 30.3
Net gains (losses) on investments						$ 48,800,000
Investments in associates																					0
Non-insurance companies | CSB Bank Limited (Fomerly, Catholic Syrian Bank Ltd.)
Disclosure of associates [line items]
Total carrying value																					157,800,000
Fair value of investments in associates																					$ 229,300,000			$ 93,100,000
Ownership percentage																					49.70%	49.70%	49.70%	36.40%
Share of profit (loss) of associates																					$ (4,000,000)			$ 0
Investments in associates																					0			0
Non-insurance companies | Seven Islands Shipping Limited
Disclosure of associates [line items]
Total carrying value																					84,700,000
Fair value of investments in associates																					$ 88,800,000
Ownership percentage																					48.50%	48.50%	48.50%
Share of profit (loss) of associates																					$ 3,000,000
Investments in associates																					0
Non-insurance companies | APR Energy PLC
Disclosure of associates [line items]
Total carrying value																					189,300,000			298,400,000
Fair value of investments in associates																					$ 266,200,000			$ 303,600,000
Ownership percentage																					53.40%	53.40%	53.40%	67.80%
Share of profit (loss) of associates																					$ (57,000,000)			$ (10,300,000)
Investments in associates																					189,300,000			298,400,000
Non-insurance companies | Bangalore International Airport Limited
Disclosure of associates [line items]
Total carrying value																					689,300,000			674,400,000
Fair value of investments in associates																					$ 1,429,800,000			$ 704,100,000
Ownership percentage																					54.00%	54.00%	54.00%	54.00%
Share of profit (loss) of associates																					$ 30,800,000			$ 51,100,000
Investments in associates																					$ 0			$ 0
Subsequent event
Disclosure of associates [line items]
Consideration paid		$ (143,400,000)	$ (155,600,000)
Subsequent event | Atlas Corp | APR Energy PLC
Disclosure of associates [line items]
Consideration paid	$ 406,000,000
Common shares | Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage																					45.30%	45.30%	45.30%
Preferred stocks – convertible | Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage																					3.70%	3.70%	3.70%